Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
Significant Accounting Policies [Line Items]
Description of timing of services									Most services are full time in nature, with service terms ranging from one year to as long as 16 years. Occasional use services used for video applications can be for much shorter periods, including as small as increments of one hour.
Accumulated deficit	$ (6,606,426)				$ (5,894,659)				$ (6,606,426)	$ (5,894,659)			$ (6,176,400)
Adoption of accounting standards													(112,162)
Net loss	$ (110,359)	$ (373,642)	$ (45,840)	$ (65,849)	$ (88,956)	$ (29,416)	$ (22,800)	$ (33,642)	$ (595,690)	$ (174,814)	$ 994,112
Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit													(281,741)
Minimum [Member]
Significant Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	20.00%								20.00%
Minimum [Member] | Accounting Standards Update 2016-16 [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit													170,000
Minimum [Member] | Scenario, Forecast [Member] | Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset												$ 85,000
Operating lease, lease liabilities												110,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	50.00%								50.00%
Maximum [Member] | Scenario, Forecast [Member] | Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset												95,000
Operating lease, lease liabilities												$ 120,000
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit	$ (337,833)								$ (337,833)
Net loss									$ (56,092)
Financing Component [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Adoption of accounting standards													347,000
Timing Of Revenue Recognition On Multi-Product Contracts [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Adoption of accounting standards													(8,500)
Contract Adjustment Cost [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Adoption of accounting standards													(7,000)
Cumulative Tax Impact [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Adoption of accounting standards													$ (49,700)